Leases - Aggregate future minimum rental payments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Aggregate future minimum rental payments under non cancelable agreement
2026	¥ 31,697
2027	20,254
2028	15,926
2029	12,518
2030	8,594
2031	1,591
2032	746
2033	547
2034	438
Total minimum lease payment	92,311
Less: imputed interest	(8,052)
Total lease liability balance	¥ 84,259	¥ 18,497